Segment Information - Information About Reported Segments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Segments	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of Operating Segments	4
Net revenues from external customers	$ 732,383,000	$ 696,854,000	$ 585,345,000
Intercompany net revenues	0	0	0
Adjusted Segment EBITDA	163,291,000	148,013,000	90,236,000
Adjusted Corporate EBITDA	(4,834,000)	(2,523,000)	(3,164,000)
Insurance Recoveries, Net of Losses	7,006,000	972,000	0
Illinois HRE Trust Fund Proceeds	0	19,258,000	0
Allocated Share-based Compensation Expense	13,993,000	9,730,000	6,656,000
Depreciation, Depletion and Amortization, Nonproduction	(55,600,000)	(55,170,000)	(46,524,000)
Interest Income (Expense), Net	(4,441,000)	(8,456,000)	(5,994,000)
Income tax provision	(33,152,000)	(34,289,000)	(8,341,000)
Earnings from continuing operations	58,277,000	60,795,000	19,557,000
Discontinued Operation, Net Gain (Loss)	(1,000)	3,560,000	(3,204,000)
Net earnings and comprehensive income	58,276,000	64,355,000	16,353,000
Racing Operations
Segment Reporting Information [Line Items]
Net revenues from external customers	302,088,000	298,920,000	308,322,000
Intercompany net revenues	13,157,000	12,284,000	9,702,000
Adjusted Segment EBITDA	54,357,000	47,236,000	38,696,000
Gaming Operations
Segment Reporting Information [Line Items]
Net revenues from external customers	223,112,000	212,629,000	142,273,000
Adjusted Segment EBITDA	64,231,000	58,590,000	29,528,000
Online Operations
Segment Reporting Information [Line Items]
Net revenues from external customers	183,279,000	165,416,000	121,407,000
Intercompany net revenues	836,000	786,000	676,000
Adjusted Segment EBITDA	44,618,000	40,918,000	19,152,000
Online Operations | Minimum
Segment Reporting Information [Line Items]
Number of online games with outcomes based on and determined by pari-mutuel wagers on live horseraces	20
Intersegment Elimination
Segment Reporting Information [Line Items]
Intercompany net revenues	(17,459,000)	(15,085,000)	(10,970,000)
Other Investments
Segment Reporting Information [Line Items]
Net revenues from external customers	22,872,000	19,563,000	13,202,000
Intercompany net revenues	3,466,000	2,015,000	592,000
Adjusted Segment EBITDA	85,000	1,269,000	2,860,000
Corporate
Segment Reporting Information [Line Items]
Net revenues from external customers	1,032,000	326,000	141,000
Churchill Downs | Racing Operations
Segment Reporting Information [Line Items]
Net revenues from external customers	124,255,000	121,886,000	119,144,000
Intercompany net revenues	5,592,000	5,088,000	3,850,000
Arlington Park
Segment Reporting Information [Line Items]
Number Of Off Track Betting Palors	10
Arlington Park | Racing Operations
Segment Reporting Information [Line Items]
Net revenues from external customers	69,077,000	69,694,000	71,851,000
Intercompany net revenues	4,712,000	3,725,000	3,009,000
Calder Casinos | Gaming Operations
Segment Reporting Information [Line Items]
Net revenues from external customers	77,864,000	82,819,000	65,211,000
Calder | Racing Operations
Segment Reporting Information [Line Items]
Net revenues from external customers	64,566,000	62,715,000	71,302,000
Intercompany net revenues	1,583,000	2,307,000	1,875,000
Fair Grounds Slots | Gaming Operations
Segment Reporting Information [Line Items]
Net revenues from external customers	42,881,000	41,553,000	40,432,000
Fair Grounds
Segment Reporting Information [Line Items]
Number Of Off Track Betting Palors	12
Fair Grounds | Racing Operations
Segment Reporting Information [Line Items]
Net revenues from external customers	44,190,000	44,625,000	46,025,000
Intercompany net revenues	1,270,000	1,164,000	968,000
VSI | Gaming Operations
Segment Reporting Information [Line Items]
Net revenues from external customers	35,433,000	35,052,000	33,971,000
Harlows Casino | Gaming Operations
Segment Reporting Information [Line Items]
Net revenues from external customers	56,604,000	53,205,000	2,659,000
Riverwalk Casino | Gaming Operations
Segment Reporting Information [Line Items]
Net revenues from external customers	10,330,000	0	0
Convertible Notes Payable [Member]
Segment Reporting Information [Line Items]
Gain (Loss) on Conversion of Convertible Securities	$ 0	$ 2,700,000	$ 0